Derivatives and Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8: DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS
Interest rate risk
     The Company from time to time enters into interest rate swap contracts as economic hedges to its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals, the difference between paying fixed rate and floating rate interest calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below do not qualify for accounting purposes as cash flow hedges under the related accounting guidance, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and both on a prospective and retrospective basis, performed an effective test supporting that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the statements of comprehensive income.
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
     Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
     Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
     Forward Contracts: The estimated fair value of forward contracts and other assets was determined based on quoted market prices.
     Borrowings: The carrying amounts of the floating rate loans approximates their fair value. The senior and ship mortgage notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.
Loan receivable from affiliated company: The carrying amount of the floating rate loan approximates its fair value.
Due from affiliated companies, long term: The carrying amount of the floating rate payable approximates its fair value.
     Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
     Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
     Investment in available for sale securities: The carrying amount of the investment in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered "other-than-temporary", in which case it is transferred to the statements of comprehensive income.
     Forward freight agreements: The fair value of forward freight agreements is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date by obtaining quotes from brokers or exchanges.
 The estimated fair values of the Company's financial instruments are as follows:

	June 30, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$169,095	$169,095	$171,096	$171,096
Restricted cash	$9,521	$9,521	$6,399	$6,399
Accounts receivable, net	$107,977	$107,977	$101,386	$101,386
Accounts payable	$(49,848)	$(49,848)	$(52,113)	$(52,113)
Senior and ship mortgage notes, net of discount	$(945,831)	$(894,975)	$(945,538)	$(841,500)
Long-term debt, including current portion	$(468,016)	$(468,016)	$(508,019)	$(508,019)
Investments in available for sale securities	$142	$142	$82,904	$82,904
Forward Freight Agreements, net	$1,273	$1,273	$1,279	$1,279
Loan receivable from affiliated company	$35,000	$35,000	$40,000	$40,000
Due from affiliated companies, long term	$24,471	$24,471	$—	$—
     The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of June 30, 2012
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets	Total	(Level I)	(Level II)	(Level III)
FFAs	$1,333	$1,333	$—	$—
Investments in available for sale securities	142	142	—	—

Total	$1,475	$1,475	$—	$—

	Fair Value Measurements as of December 31, 2011
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets	Total	(Level I)	(Level II)	(Level III)
FFAs	$1,279	$1,279	$—	$—
Investments in available for sale securities	82,904	82,904	—	—

Total	$84,183	$84,183	$—	$—

	Fair Value Measurements as of June 30, 2012
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Liabilities	Total	(Level I)	(Level II)	(Level III)
FFAs	$60	$60	$—	$—

Total	$60	$60	$—	$—

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2012.

	Fair Value Measurements at June 30, 2012
Assets	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$169,095	$169,095	$—	$—
Restricted cash	$9,521	$9,521	$—	$—
Senior and ship mortgage notes, net of discount	$(894,975)	$(894,975)	$—	$—
Long-term debt, including current portion (1)	$(468,016)	$—	$(468,016)	$—
Loan receivable from affiliated company (2)	$35,000	$—	$35,000	$—
Due from affiliated companies, long term (2)	$24,471	$—	$24,471	$—

(1)
The fair value of the Company's long term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

(2)
The fair value of the Company's loan receivable from affiliated company and long term receivable from affiliated companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.